CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Cash flows from operating activities
Net loss	$ (275,711)	$ (267,146)	$ (255,746)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	55,880	56,742	42,210
Stock-based compensation	18,327	14,580	7,231
Non-cash interest expense	9,063	7,078	13,361
Gain from dilution of interest in joint venture	0	0	(2,975)
Gain from disposal of asset held for sale	(2,006)	0	0
Equity in losses of unconsolidated investees	2,811	9,072	16,480
Loss on extinguishment of debt	0	0	5,075
(Gain from) cost of disposal and retirement of property, plant and equipment	196	243	2,442
Loss on impairment of operating lease right of use assets	708	0	0
Loss on impairment of property, plant and equipment	76,332	417	0
Deferred income taxes	2,436	8,598	5,587
Remeasurement loss (gain) on prepaid forward	(18,363)	2,411	(34,468)
Provision for (utilization of) excess or obsolete inventories	10,804	16,342	(319)
Other, net	135	1,084	(1,765)
Changes in operating assets and liabilities
Accounts receivable	(8,331)	(15,332)	38,268
Inventories	(43,473)	(106,622)	(43,174)
Prepaid expenses and other assets	29,741	13,939	20,618
Operating lease right-of-use assets	5,241	3,192	2,449
Advances to suppliers	2,137	0	0
Accounts payable and other accrued liabilities	(97,660)	70,567	41,098
Contract liabilities	(55,109)	195,650	72,488
Operating lease liabilities	(4,179)	(2,556)	(2,662)
Net cash (used in) provided by operating activities	(254,295)	3,437	(4,866)
Cash flows from investing activities
Purchases of property, plant and equipment	(67,452)	(63,337)	(154,194)
Proceeds from disposal of restricted short-term marketable securities	971	958	1,318
Purchase of restricted short-term marketable securities	(1,408)	(968)	(1,094)
Proceeds from maturity of short-term securities	136,000	0	0
Purchase of short-term securities	(60,000)	(76,000)	0
Proceeds from disposal of asset held for sale	5,961	0	0
Proceeds from (cash paid for) disposal of property, plant and equipment	0	189	(417)
Purchases of intangibles	(146)	(143)	(61)
Net cash provided by (used in) investing activities	13,926	(139,301)	(154,448)
Cash flows from financing activities
Proceeds from debt	195,639	258,426	170,311
Repayment of debt	(220,598)	(233,138)	(193,237)
Payment for tax withholding obligations for issuance of common stock upon vesting of restricted stock units	0	(257)	(4,245)
Net proceeds from issuance of convertible debt	0	187,232	0
Net proceeds from issuance of common stock	193,491	0	169,684
Distribution to noncontrolling interest	0	(64)	0
Repayment of finance lease obligations and other debt	(581)	(725)	(705)
Net cash provided by financing activities	167,951	211,474	141,808
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	(32)	119	166
Net (decrease) increase in cash, cash equivalents, restricted cash and restricted cash equivalents	(72,450)	75,729	(17,340)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of period	267,961	192,232	209,572
Cash, cash equivalents, restricted cash and restricted cash equivalents, end of period	195,511	267,961	192,232
Non-cash transactions
Property, plant and equipment purchases funded by liabilities	5,491	35,264	58,562
Right-of-use assets obtained in exchange for lease obligations	10,929	5,639	5,029
Cost for acquisition of assets paid in shares	10,989	0	0
Cost from issuance of common stock paid in shares	0	0	1,078
Property, plant and equipment obtained through capital lease	0	2,127	0
Supplemental cash flow information
Cash paid for interest	30,941	12,910	15,159
Cash paid for income taxes	$ 15,210	$ 6,454	$ 9,584